INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
INCOME TAXES
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	$ 27,457,220	$ 76,005,988
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Deferred Tax Assets, Net	$ 20,836,408	$ 949,511